Document and Entity Information	May 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 27, 2026
Entity Registrant Name	Eloxx Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-31326
Entity Tax Identification Number	84-1368850
Entity Address Address Line 1	P.O. Box 274
Entity Address Address Line 2	10 Court Street
Entity Address City Or Town	Arlington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02476
City Area Code	781
Local Phone Number	577-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ELOX
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001035354
Amendment Flag	false